Schedule of Segment Reporting (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Professional service fee in connection with Business Combination	$ (97,816)	$ (77,512)	$ (153,003)	$ (405,502)	$ (175,328)	$ (558,504)	$ (803,128)	$ (96,800)
Franchise tax expense	16,400	(50,000)	(50,000)	6,338	(33,600)	(43,662)	(143,662)	(183,956)
Other general and administrative expenses and tax expenses	(236,011)	(192,744)	(266,608)	(197,969)	(428,755)	(464,578)	(766,582)	(895,068)
Total operating expenses	(317,427)	(320,256)	(469,611)	(597,133)	(637,683)	(1,066,744)	(1,713,372)	(1,175,824)
Income on cash and investments held in Trust Account	$ 34,237	$ 32,099	$ 344,645	$ 342,667	$ 66,336	$ 687,312	$ 1,285,520	$ 3,090,407